Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SMALLCAP World Fund, Inc.
Entity Central Index Key	0000858744
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
SMALLCAP World Fund - Class A
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class A
Trading Symbol	SMCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.03% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class C
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class C
Trading Symbol	SCWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.77% *
*Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.77%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class T
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class T
Trading Symbol	TSFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 202 6.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 39	0.77% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class F-1
Trading Symbol	SCWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 54	1.08% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class F-2
Trading Symbol	SMCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.77% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class F-3
Trading Symbol	SFCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 33	0.66% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-A
Trading Symbol	CSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 53	1.06% *
*Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-C
Trading Symbol	CSPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 91	1.82% *
*Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.82%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-E
Trading Symbol	CSPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 63	1.26% *
*Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-T
Trading Symbol	TWSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 41	0.82% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-F-1
Trading Symbol	CSPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 45	0.89% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-F-2
Trading Symbol	FSWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 38	0.76% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class 529-F-3
Trading Symbol	FSFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 36	0.71% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-1
Trading Symbol	RSLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 88	1.75% *
*Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-2
Trading Symbol	RSLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 88	1.76% *
*Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.76%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-2E
Trading Symbol	RSEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 73	1.46% *
*Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.46%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-3
Trading Symbol	RSLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 66	1.31% *
*Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-4
Trading Symbol	RSLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 51	1.01% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-5E
Trading Symbol	RSLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 41	0.81% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-5
Trading Symbol	RSLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 36	0.71% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
SMALLCAP World Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	SMALLCAP World Fund®
Class Name	Class R-6
Trading Symbol	RLLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMALLCAP World Fund (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 33	0.66% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 80,901,000,000
Holdings Count | Holding	857
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 80,901
Total number of portfolio holdings	857
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.